Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2018
Registrant Name	WEITZ FUNDS
Central Index Key	0001257927
Amendment Flag	false
Document Creation Date	Mar. 29, 2019
Document Effective Date	Mar. 29, 2019
Prospectus Date	Mar. 29, 2019
Balanced Fund | Balanced Fund
Prospectus:
Trading Symbol	WBALX
Balanced Fund | Balanced Fund - Institutional Class
Prospectus:
Trading Symbol	WBAIX